Provision for decommissioning costs (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	$ 19,814	$ 23,203
Provision for decommissioning costs, current	1,659	2,032
Provision for decommissioning costs, non current	18,155	21,171
Onshore [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	402	447
Shallow Waters [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	5,141	6,253
Deep And Ultradeep Postsalt [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	9,283	10,873
Pre Salt [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	$ 4,988	$ 5,630